PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Schedule of Sensitivity Analysis and Actuarial Assumptions

	At December 31,
	2022			2021
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.75%	—	2.05%	1.50%	—	0.15%
U.S.
Hourly pension	3.00%	—	5.00% - 5.05%	2.20%	—	2.80% - 2.95%
Salaried pension	—%	—	5.05%	—%	—	2.85%
OPEB (A)	4.00%	—	5.00% - 5.05%	3.80%	—	2.85% - 2.95%
Other benefits	3.80%	—	4.95% - 5.00%	3.80%	—	2.60% - 2.85%
France	2.20%	2.00%		1.80% - 3.80%	2.00%
Retirements	—	—	3.80%	—	—	1.00%
Other benefits	—	—	3.80%	—	—	0.90%
Germany	2.50%	2.00%	3.75%	2.50%	1.80%	1.05%
(A)The other main financial assumptions used for the OPEB healthcare plans, which are predominantly in the U.S. were:
•Medical trend rate: i) pre-65: 6.75% starting in 2022 decreasing gradually to 4.50% in 2031 and stable onwards and ii) post-65: 6.00% starting in 2022 decreasing gradually to 4.50% in 2031 and stable onwards,
•Claims costs based on Company experience.

Schedule of Amounts Recognized in the Consolidated Statement of Financial Position

	At December 31,
	2022			2021
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	614	—	614	766	—	766
Fair value of plan assets	(461)	—	(461)	(544)	—	(544)
Deficit of funded plans	153	—	153	222	—	222
Present value of unfunded obligation	96	154	250	128	249	377
Net liability / (asset) arising from defined benefit obligation	249	154	403	350	249	599

Schedule of Movement in Net Defined Benefit Obligations

	Year ended December 31, 2022
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2022	894	249	1,143	(544)	599
Included in the Consolidated Income Statement
Current service cost	20	8	28	—	28
Interest cost / (income)	13	7	20	(9)	11
Past service cost	2	(49)	(47)	—	(47)
Immediate recognition of gains arising over the year	—	(5)	(5)	—	(5)
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	107	107
—changes in financial assumptions	(211)	(43)	(254)	—	(254)
—changes in demographic assumptions	—	(1)	(1)	—	(1)
—experience losses	(3)	(9)	(12)	—	(12)
Effects of changes in foreign exchange rates	34	16	50	(30)	20
Included in the Consolidated Statement of Cash Flows
Benefits paid	(42)	(21)	(63)	57	(6)
Contributions by the Group	—	—	—	(38)	(38)
Contributions by the plan participants	4	2	6	(6)	—
Reclassification as liabilities of disposal group classified as held for sale	(1)	—	(1)	—	(1)
At December 31, 2022	710	154	864	(461)	403

	Year ended December 31, 2021
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2021	906	216	1,122	(458)	664
Included the Consolidated Income Statement
Current service cost	22	8	30	—	30
Interest cost / (income)	10	5	15	(6)	9
Past service cost	1	31	32	—	32
Immediate recognition of gains arising over the year	—	—	—	—	—
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(56)	(56)
—changes in financial assumptions	(29)	(9)	(38)	—	(38)
—changes in demographic assumptions	(13)	—	(13)	—	(13)
—experience losses	(9)	(2)	(11)	—	(11)
Effects of changes in foreign exchange rates	38	17	55	(32)	23
Included in the Consolidated Statement of Cash Flows
Benefits paid	(36)	(18)	(54)	32	(22)
Contributions by the Group	—	—	—	(21)	(21)
Contributions by the plan participants	4	1	5	(5)	—
At December 31, 2021	894	249	1,143	(544)	599

Schedule of Net Defined Benefit Obligations by Country

	At December 31,
	2022			2021
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	117	(6)	111	158	(5)	153
Germany	100	(1)	99	134	(2)	132
Switzerland	249	(236)	13	306	(268)	38
United States	398	(218)	180	545	(269)	276
Total	864	(461)	403	1,143	(544)	599

Schedule of Plan Asset Categories

	At December 31,
	2022			2021
(in millions of Euros)	Quoted in an active market	Not quoted in an active market	Total	Quoted in an active market	Not quoted in an active market	Total
Cash & cash equivalents	4	—	4	4	—	4
Equities	87	36	123	115	61	176
Bonds	146	80	226	149	110	259
Property	14	60	74	16	55	71
Other	—	34	34	—	34	34
Total fair value of plan assets	251	210	461	284	260	544

Schedule of Benefit Payments Expected to be Paid Either by Pension Funds or Directly to Beneficiaries
Future benefit payments expected to be paid either by pension funds or directly by the Company to beneficiaries are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2023	56
2024	56
2025	57
2026	57
2027	60
2028 to 2032	328

Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Schedule of Sensitivity Analysis and Actuarial Assumptions	At December 31, 2022, impacts of the change on the defined benefit obligation of a 50 basis points increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

(in millions of Euros)	50 bp increase in discount rates	50 bp decrease in discount rates
France	(6)	7
Germany	(5)	5
Switzerland	(16)	17
United States	(19)	23
Total sensitivity on Defined Benefit Obligations	(46)	52